Consolidated Statement of Stockholders' Deficit (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation gain (loss)	Total
Beginning Balance, Amount at Dec. 31, 2012	$ 5	$ (36,777)	$ (68,860)	$ (1,635)	$ (107,267)
Beginning Balance, Shares at Dec. 31, 2012	5,000,000
Common stock issued for cash at $0.05 per share on June 30, 2013, Shares	700,000
Common stock issued for cash at $0.05 per share on June 30, 2013, Amount	1	34,999			35,000
Net loss			25,215		25,215
Foreign currency translational gain (loss)				8,533	8,533
Total comprehensive income (loss)					33,748
Ending Balance, Amount at Dec. 31, 2013	6	(1,778)	(43,645)	6,898	(38,519)
Ending Balance, Shares at Dec. 31, 2013	5,700,000
Net loss			(7,113)		(7,113)
Foreign currency translational gain (loss)				565	565
Total comprehensive income (loss)					(6,548)
Ending Balance, Amount at Sep. 30, 2014	$ 6	$ (1,778)	$ (50,758)	$ 7,463	$ (45,067)
Ending Balance, Shares at Sep. 30, 2014	5,700,000